Vanguard Funds
Supplement Dated June 5, 2024, to the Prospectuses and Summary Prospectuses
Important Changes to the Funds
Effective immediately, Awais Khan will no longer serve as portfolio manager of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”).
Accordingly, all references to Awais Khan in the impacted Funds’ Prospectuses and Summary Prospectuses are hereby deleted in their entirety.
The impacted Funds’ investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following table lists the impacted Funds and the corresponding portfolio manager(s) who will continue to manage each impacted Fund:

Vanguard Fund	Portfolio Manager(s)
Vanguard S&P Mid-Cap 400 Index Fund	Kenny Narzikul
Vanguard S&P Mid-Cap 400 Growth Index Fund	Kenny Narzikul
Vanguard S&P Mid-Cap 400 Value Index Fund	Kenny Narzikul
Vanguard Mid-Cap Index Fund	Aaron Choi and Aurélie Denis
Vanguard Mid-Cap Growth Index Fund	Aaron Choi and Aurélie Denis
Vanguard Mid-Cap Value Index Fund	Aaron Choi and Aurélie Denis
Vanguard Communication Services Index Fund	Walter Nejman
Vanguard Consumer Discretionary Index Fund	Nick Birkett
Vanguard Consumer Staples Index Fund	Nick Birkett
Vanguard Energy Index Fund	Nick Birkett
Vanguard Utilities Index Fund	Walter Nejman
Vanguard Tax-Managed Capital Appreciation Fund	Walter Nejman

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMA 062024

Vanguard Admiral Funds®
Vanguard Index Funds
Vanguard World Fund
Vanguard Tax-Managed Funds ®
Vanguard Variable Insurance Funds

Supplement Dated June 5, 2024, to the Statement of Additional Information
Important Changes to Vanguard Admiral Funds

Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, and Vanguard S&P Mid-Cap 400 Value Index Fund
Effective immediately, Awais Khan will no longer serve as portfolio manager of Vanguard S&P Mid-Cap Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, and Vanguard S&P Mid-Cap 400 Value Index Fund (the Funds).
Kenny Narzikul will continue to manage the Funds.
Each Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Index Funds

Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund
Effective immediately, Awais Khan will no longer serve as portfolio manager of Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund (the Funds).
Aaron Choi and Aurélie Denis will continue to co-manage the Funds.
Each Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard World Fund

Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, and Vanguard Utilities Index Fund
Effective immediately, Awais Khan will no longer serve as portfolio manager of Vanguard Communication Services Index Fund, Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, Vanguard Energy Index Fund, and Vanguard Utilities Index Fund (the Funds).
Nick Birkett will continue to manage Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Staples Index Fund, and Vanguard Energy Index Fund.
Walter Nejman will continue to manage Vanguard Communication Services Index Fund and Vanguard Utilities Index Fund.
Each Fund’s investment objective, strategies, and policies remain unchanged.

Important Changes to Vanguard Tax-Managed Funds

Vanguard Tax-Managed Capital Appreciation Fund
Effective immediately, Awais Khan will no longer serve as portfolio manager of Vanguard Tax-Managed Capital Appreciation Fund (the Fund).
Walter Nejman will continue to manage the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Important Changes to Vanguard Variable Insurance Funds

Vanguard Variable Insurance Funds—Mid-Cap Index Portfolio
Effective immediately, Awais Khan will no longer serve as portfolio manager of Vanguard Variable Insurance Funds—Mid-Cap Index Portfolio (the Portfolio).
Aaron Choi will continue to manage the Portfolio.
The Portfolio’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes
All references to Awais Khan in the Statement of Additional Information are hereby deleted in their entirety.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI PMA 062024